TCL ZHONGHUAN RENEWABLE ENERGY TECHNOLOGY CO. LTD. (“TZE”) - Schedule of Related Party Transactions with TZE and its Affiliates Excluding the JV (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Jan. 01, 2023	Jan. 02, 2022	Aug. 17, 2022
Related Party Transaction [Line Items]
Prepayment for purchases		$ 0	$ 15,009
Payments for purchases of silicon wafer		121,770	87,228	$ 10,392
Contractual interest expense	[1]	42,438	30,343	28,138
2027 Notes | Convertible debt
Related Party Transaction [Line Items]
Convertible notes (Note 11)		207,000	207,000		$ 207,000
2027 Notes | Convertible debt | Related party
Related Party Transaction [Line Items]
Contractual interest expense		$ 15,525	$ 5,822	$ 0

[1]	We have related-party transactions with TCL Zhonghuan Renewable Energy Technology Co. Ltd, SunPower and TotalEnergies S.E. and its affiliates as well as unconsolidated entities in which we have a direct equity investment. These related-party transactions are recorded within the “Revenue,” “Cost of revenue,” “Operating expenses: Research and development and Sales, general and administrative,” and “Other expense, net: Interest expense” financial statement line items in our Consolidated Statements of Operations (see Note 3, Note 4 and Note 10).